Annual Fund Operating Expenses	Jul. 23, 2026
Venerable US Large Cap Strategic Equity Fund | Venerable US Large Cap Strategic Equity Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Sep. 06, 2027
Venerable US Large Cap Strategic Equity Fund | Venerable US Large Cap Strategic Equity Fund | Class V
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.14%
Expenses (as a percentage of Assets)	1.04%
Fee Waiver or Reimbursement	(0.04%)	[1]
Net Expenses (as a percentage of Assets)	1.00%
Venerable US Large Cap Strategic Equity Fund | Venerable US Large Cap Strategic Equity Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.14%
Expenses (as a percentage of Assets)	0.74%
Fee Waiver or Reimbursement	(0.04%)	[1]
Net Expenses (as a percentage of Assets)	0.70%
Venerable High Yield Fund | Venerable High Yield Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Sep. 06, 2027
Venerable High Yield Fund | Venerable High Yield Fund | Class V
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.15%	[2]
Expenses (as a percentage of Assets)	1.10%	[2]
Fee Waiver or Reimbursement	(0.06%)	[3]
Net Expenses (as a percentage of Assets)	1.04%
Venerable High Yield Fund | Venerable High Yield Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.15%	[2]
Expenses (as a percentage of Assets)	0.80%
Fee Waiver or Reimbursement	(0.06%)	[3]
Net Expenses (as a percentage of Assets)	0.74%
Venerable Strategic Bond Fund | Venerable Strategic Bond Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Sep. 06, 2027
Venerable Strategic Bond Fund | Venerable Strategic Bond Fund | Class V
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.14%
Expenses (as a percentage of Assets)	0.89%
Fee Waiver or Reimbursement	(0.02%)	[4]
Net Expenses (as a percentage of Assets)	0.87%
Venerable Strategic Bond Fund | Venerable Strategic Bond Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.14%
Expenses (as a percentage of Assets)	0.59%
Fee Waiver or Reimbursement	(0.02%)	[4]
Net Expenses (as a percentage of Assets)	0.57%
Venerable Large Cap Index Fund | Venerable Large Cap Index Fund | Class V
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.15%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.12%
Expenses (as a percentage of Assets)	0.57%
Venerable Large Cap Index Fund | Venerable Large Cap Index Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.15%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.12%
Expenses (as a percentage of Assets)	0.27%
Venerable Moderate Allocation Fund | Venerable Moderate Allocation Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Sep. 06, 2027
Venerable Moderate Allocation Fund | Venerable Moderate Allocation Fund | Class V
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.05%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.14%
Acquired Fund Fees and Expenses	0.72%
Expenses (as a percentage of Assets)	1.21%
Fee Waiver or Reimbursement	(0.71%)	[5]
Net Expenses (as a percentage of Assets)	0.50%

[1]	Until September 6, 2027, Venerable Investment Advisers, LLC (the "Adviser") has contractually agreed to waive all or a portion of fees (including management fee and administrative services fee as applicable) and/or reimburse other operating expenses to the extent necessary to limit total annual operating expenses (excluding interest expenses, short sale expenses, taxes, brokerage commissions, and extraordinary expenses such as litigation expenses) to 1.00% for Class V shares and 0.70% for Class I shares. Termination or modification of these obligations prior to September 6, 2027, requires approval by the Fund's Board of Trustees (the "Board"). To the extent these obligations terminate or are modified, the Fund's total annual operating expenses may increase.
[2]	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the Prospectus due to rounding.
[3]	Until September 6, 2027, Venerable Investment Advisers, LLC (the "Adviser") has contractually agreed to waive all or a portion of fees (including management fee and administrative services fee, as applicable) and/or reimburse other operating expenses to the extent necessary to limit total annual operating expenses (excluding interest expenses, short sale expenses, taxes, brokerage commissions, and extraordinary expenses such as litigation expenses) to 1.04% for Class V shares and 0.74% for Class I shares. Termination or modification of these obligations prior to September 6, 2027, requires approval by the Fund's Board of Trustees (the "Board"). To the extent these obligations terminate or are modified, the Fund's total annual operating expenses may increase.
[4]	Until September 6, 2027, Venerable Investment Advisers, LLC (the "Adviser") has contractually agreed to waive all or a portion of fees (including management fee and administrative services fee, as applicable) and/or reimburse other operating expenses to the extent necessary to limit total annual operating expenses (excluding interest expenses, short sale expenses, taxes, brokerage commissions, and extraordinary expenses such as litigation expenses) to 0.87% for Class V shares and 0.57% for Class I shares. Termination or modification of these obligations prior to September 6, 2027, requires approval by the Fund's Board of Trustees (the "Board"). To the extent these obligations terminate or are modified, the Fund's total annual operating expenses may increase.
[5]	Until September 6, 2027, Venerable Investment Advisers, LLC (the "Adviser") has contractually agreed to waive all or a portion of fees (including management fee and administrative services fee, as applicable) and/or reimburse other operating expenses to the extent necessary to limit total annual operating expenses (excluding interest expenses, short sale expenses, taxes, brokerage commissions, and extraordinary expenses such as litigation expenses) to 0.50% for Class V shares. Termination or modification of these obligations prior to September 6, 2027, requires approval by the Fund's Board of Trustees (the "Board"). To the extent these obligations terminate or are modified, the Fund's total annual operating expenses may increase.